LEASING - Leasing payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leasing payable
Leasing payable	R$ 856,474	R$ 804,269
Current	231,703	202,536
Non-current	624,771	601,733
Financial expense for the year	R$ 61,727	R$ 83,620
Minimum
Leasing payable
Discount rate	3.70%	5.10%
Maximum
Leasing payable
Discount rate	10.80%	10.80%
2020
Leasing payable
Leasing payable		R$ 202,536
2021
Leasing payable
Leasing payable	R$ 231,703	172,870
2022
Leasing payable
Leasing payable	193,314	121,379
2023
Leasing payable
Leasing payable	140,019	85,878
2024
Leasing payable
Leasing payable	90,812	58,866
2025 on
Leasing payable
Leasing payable	R$ 200,626	R$ 162,740